Junior Subordinated Debt Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Interest Expense, Junior Subordinated Debentures	$ 258	$ 258	$ 258
Senior Note MLINC $1B maturing in June 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.70%
Debt Instrument, Maturity Date	Jun. 30, 2035
Junior Subordinated Debt Instrument One [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.75%
Debt Instrument, Maturity Date	Aug. 01, 2069
Junior Subordinated Debt Instrument Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.40%
Debt Instrument, Maturity Date	Dec. 15, 2066
Junior Subordinated Debt Instrument Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.875%
Debt Instrument, Maturity Date	Dec. 15, 2067
Junior Subordinated Debt Instrument Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.25%
Debt Instrument, Maturity Date	Apr. 08, 2068